Related Party Transactions - Summary of Transactions and outstanding balances of related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Share Capital Issued at nominal value		$ 16,242,944
Convertible Loans taken		11,859,249
Key Management Personnel	$ 1,022,586	817,933
Stock-based compensation	6,401,668	63,001,392
Consulting fees	1,134,186	921,675
Director remuneration	697,865	670,961
Management remuneration	9,954,170	65,411,960
Brooks Newmark [Member]
Related Party Transaction [Line Items]
Share Capital Issued at nominal value		2,977
Steve Perry [Member]
Related Party Transaction [Line Items]
Share Capital Issued at nominal value	42	150
Debt converted into shares, including interest	108,047
Director remuneration	100,403	95,852
Peter Vesco [Member]
Related Party Transaction [Line Items]
Share Capital Issued at nominal value	79
Stock-based compensation	269,167	194,722
Consulting fees	424,186	321,675
DBLP Sea Cow [Member]
Related Party Transaction [Line Items]
Share Capital Issued at nominal value	1,984
Convertible promissory notes repaid		1,250,000
Convertible promissory notes taken		1,250,000
Loans repaid	447,067
Stock-based compensation	5,325,000	61,230,453
Consulting fees	300,000	300,000
Igor Lychagov [Member]
Related Party Transaction [Line Items]
Share Capital Issued at nominal value		150
Debt converted into shares, including interest		3,559,380
Adam Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes repaid		31,250
Convertible promissory notes taken		31,250
Estate of John Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes repaid	2,915	19,844
Anthony Sharp [Member]
Related Party Transaction [Line Items]
Convertible promissory notes repaid	23,079
Director remuneration	93,710	383,405
John Wagner [Member]
Related Party Transaction [Line Items]
Convertible promissory notes taken		19,844
Arthur Yao [Member]
Related Party Transaction [Line Items]
Convertible promissory notes repaid		93,750
Convertible promissory notes taken		93,750
Stock-based compensation	269,167	194,722
Consulting fees	410,000	300,000
Sauvik Banerjee [Member]
Related Party Transaction [Line Items]
Key Management Personnel	165,134
Daniel Wagner [Member]
Related Party Transaction [Line Items]
Loans repaid	4,654,727
Dan Wagner [Member]
Related Party Transaction [Line Items]
Loans Taken		4,463,322
Key Management Personnel	322,679	306,725
Crispin Lowery [Member]
Related Party Transaction [Line Items]
Key Management Personnel	32,268
Salman Ahmad [Member]
Related Party Transaction [Line Items]
Key Management Personnel	242,009	230,044
Stock-based compensation	269,167	228,056
Richard Burchill [Member]
Related Party Transaction [Line Items]
Key Management Personnel	260,496	281,164
Stock-based compensation	269,167	1,153,439
Sir David Wright [Member]
Related Party Transaction [Line Items]
Director remuneration	403,349	95,852
Derek Smith [Member]
Related Party Transaction [Line Items]
Director remuneration	100,403	95,852
Rezolve China [Member]
Related Party Transaction [Line Items]
Business development expenses	195,008	4,750,430
Selling and Marketing [Member]
Related Party Transaction [Line Items]
Key Management Personnel	32,268
Stock-based compensation	269,167	389,444
Consulting fees	834,186	621,675
Management remuneration	1,833,486	1,011,119
General and Administrative [Member]
Related Party Transaction [Line Items]
Key Management Personnel	990,318	817,933
Stock-based compensation	6,132,501	62,611,948
Consulting fees	300,000	300,000
Director remuneration	697,865	670,961
Management remuneration	$ 8,120,684	$ 64,400,841